Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 686,080	$ 760,200	$ 629,625
PEO Actually Paid Compensation Amount	425,295	996,739	880,553
Non-PEO NEO Average Total Compensation Amount	527,606	521,349	619,994
Non-PEO NEO Average Compensation Actually Paid Amount	429,905	661,164	485,604
PEO [Member] | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(686,080)	(760,200)	(629,625)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	425,295	996,739	880,553
Non-PEO NEO [Member] | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(318,920)	(314,940)	(274,938)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	221,219	454,755	140,548
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	306,128	316,245	258,239
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(148,297)	68,172	(61,905)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,122	25,568	(90,040)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 55,266	$ 44,770	$ 34,254